Income Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
3.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

No income tax arose in the United States of America in any of the periods presented.

The Company is not taxed in the British Virgin Islands.

The Group's operating subsidiaries, other than Nissin Metal and Plastic (Shenzhen) Company Limited ("Nissin PRC") and Kayser Myanmar Manufacturing Company Ltd. ("Kayser Myanmar"), are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2017, 2018 and 2019.

As of March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the "Bill") which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million (equivalent to $257) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. Accordingly, starting from the current year, the Hong Kong profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million. The Group has selected Kayser Limited ("Kayser") as the qualified entity under two-tiered profit tax rates regime and the remaining Hong Kong based subsidiaries are not qualifying under the regime and continue to be taxed at 16.5%.

Nissin PRC, which is established and operated in China, is subject to the uniform income tax rate of 25% in China.

The Group's manufacturing operations were conducted mainly in Long Hua, Shenzhen and Yangon of Myanmar during the years ended March 31, 2017, 2018 and 2019. However, Kayser Myanmar enjoyed a tax exemption for the period through the end of December 31, 2017 and was subjected to an income tax rate of 25% starting from January 1, 2018 onward.

The components of income before income (loss) taxes are as follows:

	Year ended March 31,
	2017	2018	2019
	$	$	$

Hong Kong	513	955	(850)
China	248	1,060	398
Myanmar	-	57	(242)
	761	2,072	(694)

The provision for income taxes consists of the following:

	Year ended March 31,
	2017	2018	2019
	$	$	$
Hong Kong
Current tax	103	156	4
Overprovision in prior year	-	-	(30)

China
Current tax	133	356	-
Total	236	512	(26)

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2017	2018	2019
	%	%	%
Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	15.2	2.1	3.3
Changes in valuation allowances	(5.9)	(1.4)	(0.4)
Overprovision of profits tax in prior year	(0.5)	(2.1)	4.3
Effect of different tax rate of subsidiaries operating in other jurisdictions	2.8	4.3	(1.9)
Tax effect of tax losses not recognized	1.1	0.0	(30.0)
Utilization of tax losses previously not recognized	(7.1)	(1.0)	12.7
Others	8.9	6.2	(0.8)
Effective tax rate	31.0	24.6	3.7

Deferred income tax assets (liabilities) are as follows:

	As of March 31,
	2018	2019
	$	$
Deferred tax liability:
Property, plant and equipment	32	32

Deferred tax asset:
Tax loss carryforwards	(474)	(594)
Deferred deductible expenses	(74)	(74)
Valuation allowance	548	668
Total net deferred tax asset	-	-
Net deferred tax liability	32	32

Movement of valuation allowances are as follows:

	Year ended March 31,
	2017	2018	2019
	$	$	$
At the beginning of the year	612	567	548
Current year (reduction) addition	(45)	(19)	120
At the end of the year	567	548	668

A valuation allowance has been provided on the deferred tax asset because the Group believes it is not more than likely that the asset will be realized. As of March 31, 2018 and 2019, a valuation allowance was provided for the deferred tax asset relating to the future benefit of net operating loss carryforward and deferred deductible expenses, as the management determined that the net operating loss carryforward and deferred deductible expenses were not more likely than not to be utilized. If events occur in the future that allows the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.

As of March 31, 2018 and 2019, tax losses amounting to approximately $2,874 and $3,424. As of March 31, 2019, the tax losses carried forward of $99 and $242, are to expire during the year ending March 31, 2022 and 2024, respectively. As of March 31, 2018 and 2019, the other tax losses carried forward of $2,874 and $3,083, respectively may be carried forward indefinitely.

Uncertainties exist with respect to how China's current income tax law applies to the Group's overall operations, and more specifically, with regard to tax residency status. China's Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occur within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law's purposes. Substantially, the Company's overall management and business operation are located outside China. The Company does not expect any significant adverse impact on the Company's consolidated results of operations.

The Group has made its assessment of the level of the tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it was concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2018 and 2019, there is no interest and penalties related to uncertain tax positions, and the Group has no material unrecognized tax benefit which would favourably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The fiscal years 2008 to 2019 remain subject to examination by the Hong Kong tax authority.